Note 7 - Debt (Details Textual) $ / shares in Units, $ in Thousands															6 Months Ended
	May 17, 2017	May 16, 2017	Apr. 21, 2017	Feb. 24, 2017 USD ($)	Feb. 21, 2017 $ / shares	Feb. 20, 2017	Feb. 17, 2017 USD ($) shares	Aug. 05, 2016 USD ($)	Jul. 20, 2016 USD ($)	May 13, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jul. 13, 2015 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 26, 2017 USD ($)	May 15, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 24, 2015 USD ($)
Stock Issued During Period, Value, New Issues															$ 28,623
Short-term Debt															3,776
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock Accounted for as Debt [Member]
Amortization of Debt Discount (Premium)															2,907
Debt Issuance Costs, Net															92
Debt Instrument, Unamortized Discount							$ 7,500								4,593
Short-term Debt															4,685
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares							7,500
Stock Issued During Period, Value, New Issues							$ 7,500
Notes [Member]
Short-term Debt															$ 3,776	$ 3,776
Notes [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage															6.00%
Notes [Member] | Xanthe Holdings Limited [Member]
Short-term Debt																	$ 776
ABN Bank [Member]
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage			30.00%
Debt Instrument, Default Clause Minimum Voting Rights Interest, Percentage			50.00%
Long-term Line of Credit															$ 56,700
ABN Bank [Member] | MT Eco Fleet [Member]
Proceeds from Lines of Credit													$ 1,200	$ 21,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Proceeds from Lines of Credit												$ 22,200
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit								$ 20,000
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate															3.90%
Debt Instrument, LIBOR Rate															1.30%
ABN Bank [Member] | M/T Eco Fleet and Hull No S419 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Tranche C [Member]
Debt Instrument, Basis Spread on Variable Rate															3.75%
Norddeutsche Landesbank Girozentrale Bank [Member]
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage	10.00%	20.00%
Long-term Line of Credit															$ 21,139
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Proceeds from Lines of Credit										$ 23,185	$ 23,185
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate															3.43%
Debt Instrument, LIBOR Rate															1.30%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member]
Debt Instrument, Basis Spread on Variable Rate															3.50%
Debt Instrument, LIBOR Rate															1.30%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 12,500
Proceeds from Lines of Credit				$ 23,350					$ 23,350
Debt Instrument, Net Asset Cover Ratio									125.00%
Long-term Line of Credit															$ 22,950
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | First 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments									12
Line of Credit Facility, Periodic Payment									$ 400
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Final 20 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments									20
Line of Credit Facility, Periodic Payment									$ 303
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Debt Instrument, Term					3 years
Line of Credit Facility, Commitment Fee Percentage					2.50%	5.00%
Maximum Mandatory Cash Prepayment, Amount															3,500
Debt Instrument, Convertible, Threshold Consecutive Trading Days					20
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.60
Long-term Line of Credit															2,958
Debt Issuance Costs, Net															511
Line of Credit Facility, Commitment Fee Amount															40
Interest Expense, Related Party															$ 23
Debt Instrument, Convertible, Number of Equity Instruments															5,034,161
Stock Issued During Period, Shares, New Issues | shares															2,590
Debt Instrument, Interest Rate, Stated Percentage					10.00%	9.00%
Line of Credit Facility, Maximum Borrowing Capacity																			$ 15,000
Accrued Liabilities															$ 1,198
Amortization of Debt Issuance Costs															$ 842